Share Based Compensation - Summary of Performance Criteria (Parenthetical) (Detail) - Company	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of companies in peer group	11	12	12	18